Fair Value Measurements (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements (Details) [Line Items]
Transfer liabilities levels	$ 0	$ 0	$ 0	$ 0
September 2024 Convertible Note [Member]
Fair Value Measurements (Details) [Line Items]
Percentage of lender recovery on principal outstanding			44.00%